Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Loans to Others - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Loans to Others [Line Items]
Current assets under loans to others	$ 268	$ 376
Loan to Metagramm [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Loans to Others [Line Items]
Current assets under loans to others	268	250
Loan to safee [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Loans to Others [Line Items]
Current assets under loans to others		$ 126